Cover	Jan. 07, 2020
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2020
Entity File Number	001-37994
Entity Registrant Name	JBG SMITH PROPERTIES
Entity Central Index Key	0001689796
Entity Tax Identification Number	81-4307010
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	4747 Bethesda Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	333-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	JBGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4445 Willard Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Chevy Chase
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20815